BUSINESS ACQUISITIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2018	Dec. 31, 2016
Business acquisitions aggregate purchase price	$ 252,000
Goodwill	132,000	$ 132,000	$ 0
Intellectual property	$ 68,500
2017 Acquisition [Member]
Business acquisition name of acquired entity	Volerro Corporation
Business acquisitions aggregate purchase price	$ 252,000
Common stock shares	400,000
Additional common stock shares	$ 200,000
Goodwill	132,000
Intellectual property	68,500
Customer contract remaining amount	$ 11,923